ORDINARY SHARES (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2024 CNY (¥) shares	May 31, 2023 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Oct. 06, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Oct. 06, 2023 $ / shares	Dec. 31, 2014 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized			2,000,000,000					2,000,000,000			500,000,000
Ordinary shares , par value | $ / shares			$ 0.0001					$ 0.0001			$ 0.0001
Net proceeds	$ 62,300	¥ 447,967		$ 61,371	¥ 447,967
Preferred Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			121,079,448
Common Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted			79,980,281
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			1,778,920,552	1,800,000,000				1,800,000,000	1,778,920,552
Ordinary shares , par value | $ / shares				$ 0.0001					$ 0.0001
Conversion of Stock, Shares Issued			34,402,503
Ordinary shares, shares issued				167,811,951					34,402,503
Ordinary shares, shares outstanding				159,831,670					26,422,222
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Issuance of Class A ordinary shares upon Initial Public Offering	12,330,000	12,330,000
Initial public offering price per share | $ / shares	$ 5.50
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of Class A ordinary shares upon Initial Public Offering				12,330,000	12,330,000
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			100,000,000	100,000,000				100,000,000	100,000,000
Ordinary shares , par value | $ / shares				$ 0.0001				$ 0.0001	$ 0.0001
Conversion of Stock, Shares Issued			45,577,778
Ordinary shares, shares issued				45,577,778					45,577,778
Ordinary shares, shares outstanding				45,577,778					45,577,778
Series A redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding								20,000,000	20,000,000
Temporary stock, par value | $ / shares									$ 0.0001	$ 0.0001
Series B redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding								11,111,111	11,111,111
Temporary stock, par value | $ / shares								$ 0.0001	$ 0.0001
Series C redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding								26,111,112	26,111,112
Temporary stock, par value | $ / shares								$ 0.0001	$ 0.0001
Series C-1 redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding								16,164,778	16,164,778
Temporary stock, par value | $ / shares								$ 0.0001	$ 0.0001
Series C-2 redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding								4,843,800	4,843,800
Temporary stock, par value | $ / shares								$ 0.0001	$ 0.0001
Series D-1 redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding								14,528,465	14,528,465
Temporary stock, par value | $ / shares								$ 0.0001	$ 0.0001
Series D-2 redeemable convertible preferred stock [Member]
Class of Stock [Line Items]
Temporary stock, shares outstanding								28,320,182	28,320,182
Temporary stock, par value | $ / shares								$ 0.0001	$ 0.0001